Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 18, 2014	Dec. 31, 2014 drilling_unit jack_up_rig
Contractual Obligation, Fiscal Year Maturity [Line Items]
Assets pledged under mortgages and overdraft facilities, book value		2,923.5
Number of new building contracts for jack up rigs		1
Number of offshore drilling units under construction		1
Newbuildings
Contractual Obligation, Fiscal Year Maturity [Line Items]
2015		454.4
2016		0
2017		0
2018		0
2019		0
2020 and thereafter		0
SFL West Linus Ltd
Contractual Obligation, Fiscal Year Maturity [Line Items]
Purchase Obligation		360
US $475 Million Revolving Credit Facility | Revolving Credit Facility
Contractual Obligation, Fiscal Year Maturity [Line Items]
Proceeds from (Repayments of) Secured Debt	$ 475